Schedule of intangible assets (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 46,800,259	$ 48,321,062
Less: accumulated amortization	(38,810,461)	(39,999,028)
Less: impairment	(7,989,798)	(8,067,388)
Intangible assets, net		254,646
Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	5,433,967	5,610,547
Purchased Courseware Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	29,485,462	30,443,609
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 11,880,830	$ 12,266,906